June 1, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Barbara C. Jacobs
Ryan Rohn
Stephen Krikorian
Mitchell Austin

Re:	Tintri, Inc.
Registration Statement on Form S-1
Filed June 1, 2017
CIK No. 0001554875

Ladies and Gentlemen:

On behalf of our client, Tintri, Inc. (“Tintri” or the “Company”), we submit this letter to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in connection with the filing of the above referenced Registration Statement on Form S-1 (the “Registration Statement”). The Registration Statement also includes an r-tagged version showing changes to the last confidential submission on March 14, 2017.

We acknowledge the Staff’s oral comment on or about April 6, 2017, requesting that the Company provide all three GAAP free cash flow numbers where non-GAAP free cash flow numbers are provided and, in response, have revised our disclosures on pages 13, 60, 61 and 74 of the Registration Statement.

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Securities and Exchange Commission

June 1, 2017

If you have any questions or require additional information, please feel free to contact me at (650) 849-3223 or tjeffries@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Tony Jeffries

Enclosures

cc (w/o encl.):

Ken Klein, Tintri, Inc.

Ian Halifax, Tintri, Inc.

Mike Coleman, Tintri, Inc.

Michael Coke, Wilson Sonsini Goodrich & Rosati, P.C.

Ben Hance, Wilson Sonsini Goodrich & Rosati, P.C.

Richard A. Kline, Goodwin Procter LLP

An-Yen E. Hu, Goodwin Procter LLP